FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

February 1, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the "Registrant")
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus for the Steinberg Select Fund, dated February 1, 2018, does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on January 25, 2017 (accession number 0001398344-18-000916).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant